UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   6/30/05

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

  /s/ William W. Lester         Lincoln, Nebraska               8-4-05
------------------------    --------------------------    --------------------
      (signature)                 (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:              $252,983

List of Other Included Managers:

No.      13F File Number   Name

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
                                             TITLE OF         VALUE     SHARES     SH/PUT/  INVESTMENT  OTHER   VOTING  AUTHORITY
      NAME OF ISSUER                       CLASS   CUSIP     (x1000)   PRN/AMT     PRN/CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
AFFILIATED COMPUTER SVCS INC                COM   008190100   5,138.11    100,550.00 SH       DEFINED               100,550

AFFILIATED MANANGERS GROUP                  CDS   008252AC2   1,807.50  1,500,000.00 PRN      DEFINED             1,500,000

JOHNSON & JOHNSON (ALZA CORP.)              CDS   02261WAB5   1,249.50  1,400,000.00 PRN      DEFINED             1,400,000

AMERICAN EXPRESS COMPANY                    COM   025816109   5,895.22    110,750.00 SH       DEFINED               110,750

AMERICAN EXPRESS COMPANY                    CDS   025816AS8   2,116.13  2,090,000.00 PRN      DEFINED             2,090,000

AMERUS GROUP CO                             COM   03072M108   6,246.50    130,000.00 SH       DEFINED               130,000

AMGEN INC                                   COM   031162100   5,102.82     84,400.00 SH       DEFINED                84,400

APPLIED MATERIALS INC                       COM   038222105   4,876.25    301,375.00 SH       DEFINED               301,375

ATMOS ENERGY CORP                           COM   049560105   1,493.28     51,850.00 SH       DEFINED                51,850

BEA SYSTEMS INC                             COM   073325102   2,204.57    251,090.00 SH       DEFINED               251,090

BERKSHIRE HATHAWAY A                        COM   084670108   584.50            7.00 SH       DEFINED                     7

BERKSHIRE HATHAWAY B                        COM   084670207   378.56          136.00 SH       DEFINED                   136

BLACKROCK INCOME TRUST                      COM   09247F100   81.24        12,000.00 SH       DEFINED                12,000

CALPINE CORP                                COM   131347106   247.52       72,800.00 SH       DEFINED                72,800

CENTURYTEL INC.                             CDS   156700AH9   886.13      850,000.00 PRN      DEFINED               850,000

CHEVRON CORPORATION                         COM   166764100   3,965.18     70,908.00 SH       DEFINED                70,908

CISCO SYSTEMS INC                           COM   17275R102   2,435.61    127,452.00 SH       DEFINED               127,452

CITIGROUP INC                               COM   172967101   5,704.64    123,397.00 SH       DEFINED               123,397

CLOROX CO                                   COM   189054109   3,018.97     54,181.00 SH       DEFINED                54,181

COCA-COLA COMPANY                           COM   191216100   3,962.08     94,900.00 SH       DEFINED                94,900

CONAGRA FOODS INC                           COM   205887102   414.43       17,894.00 SH       DEFINED                17,894

CONOCO PHILLIPS                             COM   20825C104   602.21       10,475.00 SH       DEFINED                10,475

CREE INC                                    COM   225447101   1,642.82     64,500.00 SH       DEFINED                64,500

DNP SELECT INCOME FD INC COM                COM   23325P104   115.60       10,000.00 SH       DEFINED                10,000

DELL INC                                    COM   24702R101   5,278.34    133,595.00 SH       DEFINED               133,595

DEVON ENERGY CORP                           COM   25179M103   5,883.95    116,100.00 SH       DEFINED               116,100

DIAMONDS TR UNIT SER 1                      COM   252787106   200.36        1,950.00 SH       DEFINED                 1,950

WALT DISNEY                                 CDS   254687AU0   2,073.03  2,020,000.00 PRN      DEFINED             2,020,000

DONNELLEY R R & SONS CO                     COM   257867101   4,326.69    125,375.00 SH       DEFINED               125,375

EASTMAN KODAK                               CDS   277461BE8   2,059.20  1,920,000.00 PRN      DEFINED             1,920,000

EBAY INC                                    COM   278642103   4,383.73    132,800.00 SH       DEFINED               132,800

ELECTRONIC DATA SYSTEMS                     CDS   285661AF1   380.00      400,000.00 PRN      DEFINED               400,000

EXXON MOBIL CORP                            COM   30231G102   5,992.68    104,275.00 SH       DEFINED               104,275

FPL GROUP INC                               COM   302571104   3,095.62     73,600.00 SH       DEFINED                73,600

FEDEX CORP                                  COM   31428X106   4,990.22     61,600.00 SH       DEFINED                61,600

FIRST DATA CORP                             COM   319963104   3,888.64     96,877.00 SH       DEFINED                96,877

FORD MOTOR CORP                             COM   345370860   230.08       22,469.00 SH       DEFINED                22,469

FOUR SEASONS HOTELS                         CDS   35100EAE4   1,746.00  1,600,000.00 PRN      DEFINED             1,600,000

GATX CAPITAL CORP                           CDS   361448AC7   1,207.70  1,040,000.00 PRN      DEFINED             1,040,000

GENERAL ELECTRIC CO                         COM   369604103   3,009.53     86,855.00 SH       DEFINED                86,855

GENERAL MILLS INC                           CDS   370334AU8   2,115.00  3,000,000.00 PRN      DEFINED             3,000,000

GENERAL MOTORS CORP                         CPS   370442717   1,825.15     86,500.00 SH       DEFINED                86,500

GENZYME CORP                                CDS   372917AN4   1,193.13  1,150,000.00 PRN      DEFINED             1,150,000

HALLIBURTON COMPANY CONV                    CDS   406216AM3   2,695.88  1,950,000.00 PRN      DEFINED             1,950,000

HEWLETT-PACKARD                             CDS   428236AC7   1,986.25  3,500,000.00 PRN      DEFINED             3,500,000

ILLINOIS TOOL WORKS INC                     COM   452308109   3,129.43     39,275.00 SH       DEFINED                39,275

ISHARES TR MSCI EMERGING MKTS INDEX FD      COM   464287234   6,086.36     85,005.00 SH       DEFINED                85,005

ISHARES TR GOLDMAN SACHS CORP BOND FD       COM   464287242   882.23        7,870.00 SH       DEFINED                 7,870

ISHARES TR MSCI EAFE INDEX FD               COM   464287465   246.60        4,707.00 SH       DEFINED                 4,707

ISHARES TR DOW JONES US REAL ESTATE IND     COM   464287739   611.45        9,614.00 SH       DEFINED                 9,614

ISHARES TR S&P SMALLCAP 600 INDEX FD        COM   464287804   309.49        5,625.00 SH       DEFINED                 5,625

JOHNSON & JOHNSON                           COM   478160104   5,130.97     78,938.00 SH       DEFINED                78,938

KIMBERLY CLARK                              COM   494368103   3,458.10     55,250.00 SH       DEFINED                55,250

KRAFT FOODS INC                             COM   50075N104   3,922.17    123,300.00 SH       DEFINED               123,300

KYPHON INC.                                 COM   501577100   1,356.81     39,000.00 SH       DEFINED                39,000

ESTEE LAUDER COMPANIES INC                  COM   518439104   4,475.89    114,385.00 SH       DEFINED               114,385

LIBERTY MEDIA                               CDS   530715AN1   2,212.50  2,500,000.00 PRN      DEFINED             2,500,000

LIBERTY MEDIA                               CDS   530715AR2   1,093.95  1,430,000.00 PRN      DEFINED             1,430,000

LOWES COS INC                               COM   548661107   5,767.39     99,062.00 SH       DEFINED                99,062

MARATHON OIL CORP                           COM   565849106   5,549.15    103,975.00 SH       DEFINED               103,975

MEDTRONIC INC                               COM   585055106   5,444.42    105,125.00 SH       DEFINED               105,125

MICROSOFT CORP                              COM   594918104   4,409.74    177,526.00 SH       DEFINED               177,526

NATL AUSTRALIA BANK                         CPS   632525309   807.30       20,700.00 SH       DEFINED                20,700

OAK INDUSTRIES                              CDS   671400AL3   535.00      500,000.00 PRN      DEFINED               500,000

ODYSSEY RE HOLDING CORP.                    CDS   67612WAB4   1,329.69  1,150,000.00 PRN      DEFINED             1,150,000

OMNICOM GROUP                               CDS   681919AR7   253.50      260,000.00 PRN      DEFINED               260,000

PEPSICO INC                                 COM   713448108   5,377.87     99,719.00 SH       DEFINED                99,719

PFIZER INC                                  COM   717081103   3,240.82    117,506.00 SH       DEFINED               117,506

PITNEY BOWES INC                            COM   724479100   4,893.93    112,375.00 SH       DEFINED               112,375

PLACER DOME                                 CDS   725906AK7   1,704.59  1,610,000.00 PRN      DEFINED             1,610,000

QUALCOMM INC                                COM   747525103   4,156.78    125,925.00 SH       DEFINED               125,925

RPM INTERNATIONAL INC.                      CDS   749685AK9   1,930.50  3,600,000.00 PRN      DEFINED             3,600,000

REEBOK INTL                                 CDS   758110AH3   1,466.50  1,400,000.00 PRN      DEFINED             1,400,000

REGIS CORP                                  COM   758932107   4,531.33    115,950.00 SH       DEFINED               115,950
                                                                11,902.3
S&P DEPOSITARY RECEIPTS                     COM   78462F103                99,869.00 SH       DEFINED                99,869

SCIENTIFIC ATLANTA INC                      COM   808655104   1,280.90     38,500.00 SH       DEFINED                38,500

SECTOR SPDR - ENERGY                        COM   81369Y506   351.16        7,900.00 SH       DEFINED                 7,900

SERVICEMASTER CO                            COM   81760N109   2,876.31    214,650.00 SH       DEFINED               214,650

THE STANLEY WORKS                           COM   854616109   4,066.49     89,295.00 SH       DEFINED                89,295

SYSCO CORP                                  COM   871829107   4,872.08    134,625.00 SH       DEFINED               134,625

TEVA PHARMACEUTICAL INDUSTRIES LTD ADR      COM   881624209   5,032.22    161,600.00 SH       DEFINED               161,600

TEVA PHARM SERIES B                         CDS   88164RAB3   1,962.68  1,980,000.00 PRN      DEFINED             1,980,000

UNIVERSAL HEALTH SERVICES                   CDS   913903AL4   1,649.70  2,340,000.00 PRN      DEFINED             2,340,000

VARIAN MED SYS INC                          COM   92220P105   4,453.47    119,300.00 SH       DEFINED               119,300

WACHOVIA CORP                               COM   929903102   5,178.24    104,400.00 SH       DEFINED               104,400

WAL MART STORES INC                         COM   931142103   238.59        4,950.00 SH       DEFINED                 4,950

WATSON PHARMACEUTICAL INC                   COM   942683103   295.60       10,000.00 SH       DEFINED                10,000

WORTHINGTON INDUSTRIES                      COM   981811102   2,788.31    176,475.00 SH       DEFINED               176,475

INGERSOLL RAND COMPANY                      COM   G4776G101   2,989.57     41,900.00 SH       DEFINED                41,900

                                                           89  252,983     44,764,957